Redeemable Preferred Shares and Convertible Bond - Summary Of Group's Redeemable Preferred Shares Activities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Conversion and Re-Designation of Preferred Shares Into Class A Common Shares			¥ 458,901
Series A Preferred Stock [Member]
Balances as of January 1			¥ 84,072
Balances as of January 1, Shares			204,022,000
Redeemable Preferred Shares redemption value accretion			¥ 788
Conversion and Re-Designation of Preferred Shares Into Class A Common Shares			¥ (84,860)
Conversion and Re-Designation of Preferred Shares Into Class A common Shares, Shares			(204,022,000)
Balances as of December 31
Balances as of December 31, Shares
Series B Preferred Stock [Member]
Balances as of January 1			¥ 261,272
Balances as of January 1, Shares			185,512,580
Redeemable Preferred Shares redemption value accretion			¥ 2,634
Conversion and Re-Designation of Preferred Shares Into Class A Common Shares			¥ (263,906)
Conversion and Re-Designation of Preferred Shares Into Class A common Shares, Shares			(185,512,580)
Balances as of December 31
Balances as of December 31, Shares
Series B+ redeemable preferred shares [Member]
Balances as of January 1			¥ 81,654
Balances as of January 1, Shares			43,937,180
Redeemable Preferred Shares redemption value accretion			¥ 701
Conversion and Re-Designation of Preferred Shares Into Class A Common Shares			¥ (82,355)
Conversion and Re-Designation of Preferred Shares Into Class A common Shares, Shares			(43,937,180)
Balances as of December 31
Balances as of December 31, Shares
Series B++ redeemable preferred shares [Member]
Balances as of January 1			¥ 27,629
Balances as of January 1, Shares			16,574,460
Redeemable Preferred Shares redemption value accretion			¥ 151
Conversion and Re-Designation of Preferred Shares Into Class A Common Shares			¥ (27,780)
Conversion and Re-Designation of Preferred Shares Into Class A common Shares, Shares			(16,574,460)
Balances as of December 31
Balances as of December 31, Shares